Retirement Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Retirement Plans
Retirement Plans

The Company has a Supplemental Executive Retirement Plan (“SERP”) covering certain members of management.

The net periodic SERP pension cost was approximately $685,000 in 2018 and $872,000 in 2017. The unfunded benefit obligation, which was included in other liabilities, was approximately $5,521,000 at December 31, 2018 and $4,901,000 at December 31, 2017.

The benefit obligation at December 31, 2018 and December 31, 2017 was calculated as follows:

	2018	2017
	(Dollars in thousands)
Benefit obligation, January 1	$4,901	$4,029
Service cost	417	650
Interest cost	268	222
Benefits paid	(65)	—
Accrued liability at December 31	$5,521	$4,901

The net periodic SERP pension cost for 2018 and 2017 was calculated as follows:

	2018	2017
	(Dollars in thousands)
Service cost	$417	$650
Interest cost	268	222
	$685	$872

The discount rate used in determining the actuarial present value of the projected benefit obligation was 5.5% for 2018 and 2017. Annual benefit payments are estimated at $286,610 for 2019, $605,835 for 2020, $605,835 for 2021, $605,835 for 2022, $605,835 for 2023 and $6,018,904 thereafter.

The Company has a 401(k) Plan covering substantially all employees. Under the Plan, the Company is required to contribute 3% of all qualifying employees’ eligible salary to the Plan. The Plan expense in 2018 was $180,500 and $164,000 in 2017.